Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) data_subset	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Number of subsets of business data reviewed (over) | data_subset	400
Favorable reserve development, prior years	$ (87.5)	$ (315.1)	$ (24.1)
2015
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	(56.0)
2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	(51.0)
2014
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	$ 19.0	(239.0)
2011
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years			(25.0)
Auto
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	95.00%
Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	$ (40.0)	$ (217.0)
Agency Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years			24.0
Personal Lines - Liability | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	(54.0)
Property | Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years	$ (52.0)
Commercial Lines - Liability | Commercial Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Favorable reserve development, prior years			$ (49.0)